Significant transactions	6 Months Ended
Jun. 30, 2021
Disclosure of transactions between related parties [abstract]
Significant transactions	Significant transactions
During the first half of 2021, the Company entered into a new partnership with LianBio (see Note 4.2. LianBio below). The other ongoing significant contracts as of June 30, 2021 are the same ones disclosed in the Consolidated Financial Statements as of December 31, 2020 of the Company and are disclosed again below.

4.1 PHARMAENGINE

In August 2012, the Company entered into a license and collaboration agreement with PharmaEngine, which provided for the development and commercialization of NBTXR3 by PharmaEngine throughout the covered Asia-Pacific countries.

In March 2021, the Company and PharmaEngine mutually agreed to terminate the License and Collaboration agreement.

During the six month period ended June 30, 2021, the Company paid a cumulative amount of $6.5 million to PharmaEngine in accordance with the termination agreement signed between the parties. PharmaEngine will receive additional payments of $1 million upon receipt by the Company of certain clinical study reports and of $5 million upon the second regulatory approval of NBTXR3 in any jurisdiction of the world for any indication. The Company has also agreed to pay royalties to PharmaEngine at low single-digit royalty rates with respect to sales of NBTXR3 in the Asia-Pacific region for a 10-year period beginning at the date of the first sales in the region. As of June 30, 2021, these future payments were not accrued because the triggering events have not occurred.

4.2 LIANBIO

In May 2021, Nanobiotix announced a partnership with LianBio a biotechnology company dedicated to bringing paradigm-shifting medicines to patients in China and major Asian markets, to develop and commercialize NBTXR3 into Greater China (mainland China, Hong Kong, Taiwan, and Macau), South Korea, Singapore and Thailand.

LianBio will collaborate in the development of NBTXR3 in Asia Pacific, and contribute to patient enrollment in five future global registrational studies across several tumor types and therapeutic combinations. LianBio will also support the expansion of the global phase III registrational study in head and neck cancer into Greater China, while supporting longer term strategic alignment across multiple tumor indications and therapeutic combinations.

As of June 30, 2021, a non-refundable upfront payment of $20 million has been collected by the Company at the signature of the LianBio Agreement. The Company is entitled to receive up to an aggregate of $220 million in potential contingent, development and commercialization milestone payments. Nanobiotix will also be eligible to receive tiered, low double-digit royalties based on net sales of NBTXR3 in the licensed territories. See Note 15 Revenues and other income.

4.3 FINANCING AGREEMENT WITH THE EUROPEAN INVESTMENT BANK (“EIB”)
In July 2018, the Company signed a non-dilutive financing agreement with the EIB to borrow up to €40 million in order to fund its research, development and innovation activities related to NBTXR3 in various therapeutic indications, subject to achieving a set of agreed-upon performance criteria.

In connection with this financing agreement, the Company also entered into a royalty agreement with EIB pursuant to which the Company is required, during a six-year royalty calculation period commencing on January 1, 2021, to pay (on each June 30 with respect to the preceding year within the calculation period, beginning as of June 30, 2022 based on the 2021 revenue) royalties to EIB. (See. Note 12 Financial liabilities).

4.4 COLLABORATION AGREEMENT WITH MD ANDERSON

In January 2019, the Company and the University of Texas MD Anderson Cancer Center announced a large-scale research collaboration.

The collaboration will support multiple Phase I/II clinical trials involving around 340 patients with NBTXR3 for use in treating several cancer types, including head and neck, pancreatic, thoracic, lung, gastrointestinal and genitourinary cancers.

As part of the funding for this collaboration, Nanobiotix is committed to pay approximately $11 million for those clinical trials during the collaboration. An additional milestone payment will also be paid upon grant of the first regulatory approval by the Food and Drug Administration in the United States. See Note 21 Commitments.
As of June 30, 2021, the Company recorded a prepaid expense for an amount of €1.3 million. (See Note 8.2 Other current assets). The Company will recognize expenses in the income statement as patient recruitment progresses, with the first recruitments expected to begin in the second half of 2020.